UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: April 30, 2018

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 95.8%
Consumer Discretionary — 21.6%
Amazon.com*	15,571	$24,386,210
Booking Holdings*	2,170	4,726,260
Comcast, Cl A	156,000	4,896,840
Home Depot	50,590	9,349,032
Las Vegas Sands	69,000	5,059,770
Netflix*	15,500	4,843,130
O’Reilly Automotive*	5,000	1,280,350
Starbucks	86,050	4,953,899
TJX	44,000	3,733,400

		63,228,891

Consumer Staples — 1.7%
Costco Wholesale	25,132	4,955,025

Energy — 2.5%
EOG Resources	30,000	3,545,100
Pioneer Natural Resources	19,550	3,940,303

		7,485,403

Financials — 5.7%
BlackRock, Cl A	7,761	4,047,361
Charles Schwab	111,500	6,208,320
Moody’s	24,405	3,958,491
Morgan Stanley	50,000	2,581,000

		16,795,172

Health Care — 12.6%
AbbVie	50,000	4,827,500
Becton Dickinson	25,750	5,970,652
Celgene*	46,460	4,046,666
Danaher	65,750	6,596,040
Edwards Lifesciences*	42,000	5,349,120
UnitedHealth Group	22,800	5,389,920
Zoetis, Cl A	57,735	4,819,718

		36,999,616

Industrials — 6.6%
Boeing	18,375	6,129,165
Canadian Pacific Railway	21,040	3,838,538
Caterpillar	15,000	2,165,400
Fortive	32,000	2,249,920
Southwest Airlines	93,000	4,913,190

		19,296,213

Information Technology — 41.0%
Alibaba Group Holding ADR*	13,000	2,321,020
Alphabet, Cl A*	9,504	9,680,584
Alphabet, Cl C*	8,370	8,515,052
Apple	74,896	12,377,313
Autodesk*	22,000	2,769,800
Broadcom	10,000	2,294,200
Electronic Arts*	30,000	3,539,400
Facebook, Cl A*	78,690	13,534,680
Lam Research	23,360	4,323,002
Mastercard, Cl A	70,910	12,641,126
Microsoft	140,500	13,139,560
PayPal Holdings*	63,520	4,739,227
salesforce.com*	59,635	7,215,239
ServiceNow*	31,000	5,150,340
Visa, Cl A	126,600	16,063,008
Workday, Cl A*	15,000	1,872,600

		120,176,151

Description	Shares	Value
Materials — 2.7%
Nucor	70,000	$4,313,400
Sherwin-Williams	10,000	3,676,600

		7,990,000

Real Estate — 1.4%
American Tower ‡	29,500	4,022,620

Total Common Stock (Cost $149,915,645)		280,949,091

CASH EQUIVALENT — 4.0%
Federated Government Obligations Fund, Cl I, 1.560%** (Cost $11,811,415)	11,811,415	11,811,415

Total Investments — 99.8% (Cost $161,727,060)		$292,760,506

Percentages are based on Net Assets of $293,289,367.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2018.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR – American Depositary Receipt

Cl – Class

As of April 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2100

THE ADVISORS’ INNER CIRCLE FUND II	FROST VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Shares	Value
COMMON STOCK § — 99.6%
Consumer Discretionary — 11.1%
Carnival	37,638	$2,373,452
Las Vegas Sands	35,042	2,569,630
Lowe’s	33,637	2,772,698
Newell Brands	41,787	1,154,575
Walt Disney	12,994	1,303,688
Whirlpool	6,920	1,072,254

		11,246,297

Consumer Staples — 4.7%
Ingredion	18,055	2,186,280
Tyson Foods, Cl A	36,906	2,587,110

		4,773,390

Energy — 13.3%
Chevron	28,798	3,602,918
Occidental Petroleum	47,218	3,648,063
Royal Dutch Shell ADR, Cl B	46,829	3,391,356
Valero Energy	25,970	2,880,852

		13,523,189

Financials — 27.4%
American Express	36,756	3,629,655
American International Group	53,649	3,004,344
Aon	5,500	783,585
Bank of America	135,671	4,059,276
Bank of New York Mellon	51,702	2,818,276
Capital One Financial	38,257	3,466,850
Citigroup	49,665	3,390,630
FNF Group	83,342	3,069,486
Nasdaq	29,782	2,630,346
Wells Fargo	19,842	1,030,990

		27,883,438

Health Care — 11.6%
AbbVie	28,511	2,752,737
Medtronic	31,753	2,544,368
Novartis ADR	32,064	2,458,988
Perrigo	16,811	1,313,611
Roche Holding ADR	71,750	1,994,650
Shire ADR	4,790	763,670

		11,828,024

Industrials — 8.6%
Delta Air Lines	39,000	2,036,580
Eaton	27,413	2,056,797
Johnson Controls International	30,681	1,039,165
Kansas City Southern	26,996	2,878,584
Raytheon	3,367	690,033

		8,701,159

Information Technology — 12.3%
Cisco Systems	25,776	1,141,619
Corning	51,067	1,379,830
DXC Technology	27,299	2,813,435
eBay*	63,839	2,418,221
Microsoft	18,263	1,707,956
Nielsen Holdings	48,447	1,523,658
Skyworks Solutions	17,511	1,519,255

		12,503,974

Materials — 3.1%
DowDuPont	49,163	3,109,068

Description	Shares	Value
Real Estate — 3.3%
Weyerhaeuser‡	92,199	$3,391,079

Telecommunication Services — 2.4%
Verizon Communications	49,380	2,436,903

Utilities — 1.8%
FirstEnergy	52,883	1,819,175

Total Common Stock (Cost $84,986,339)		101,215,696

CASH EQUIVALENT — 0.6%
Federated Government Obligations Fund, Cl I, 1.560%** (Cost $595,758)	595,758	595,758

Total Investments — 100.2% (Cost $85,582,097)		$101,811,454

Percentages are based on Net Assets of $101,632,143.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2018.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR – American Depositary Receipt

Cl – Class

As of April 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2100

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Shares	Value
COMMON STOCK — 91.9%
Consumer Discretionary — 9.0%
Best Buy	874	$66,887
Discovery, Cl C*	2,018	44,840
Dollar Tree*	2,265	217,191
Gentex	5,372	122,159
Lennar, Cl A	3,436	181,730
Nordstrom	3,695	186,819
NVR*	65	201,500
Urban Outfitters*	3,162	127,334

		1,148,460

Consumer Staples — 8.1%
Church & Dwight	6,377	294,618
Hormel Foods	8,247	298,954
JM Smucker	2,267	258,619
Sprouts Farmers Market*	7,101	177,738

		1,029,929

Energy — 9.3%
Cabot Oil & Gas	5,200	124,332
Newfield Exploration*	9,762	290,908
Noble Energy	8,151	275,748
Parsley Energy, Cl A*	7,567	227,237
Patterson-UTI Energy	12,828	274,776

		1,193,001

Financials — 14.7%
Evercore, Cl A	1,300	131,625
Huntington Bancshares	18,127	270,274
Lincoln National	2,119	149,686
M&T Bank	1,311	238,956
Progressive	5,178	312,182
Synovus Financial	7,314	382,303
TD Ameritrade Holding	2,000	116,180
United Bankshares	8,089	274,621

		1,875,827

Health Care — 10.8%
Agilent Technologies	2,895	190,317
Agios Pharmaceuticals*	800	67,128
Cerner*	2,166	126,170
Ionis Pharmaceuticals*	1,400	60,242
Laboratory Corp of America Holdings*	2,255	385,041
Mettler-Toledo International*	225	125,984
Quest Diagnostics	1,976	199,971
Sage Therapeutics*	709	102,039
Varian Medical Systems*	1,065	123,104

		1,379,996

Industrials — 12.4%
Alaska Air Group	5,684	369,062
Fluor	4,575	269,696
Hexcel	2,638	175,348
L3 Technologies	1,200	235,056
Masco	8,535	323,220
Roper Technologies	414	109,375
Ryder System	1,602	108,023

		1,589,780

Information Technology — 9.8%
Analog Devices	673	58,786
Arista Networks*	275	72,751
Ciena*	7,682	197,811
Cree*	3,515	131,180
Fidelity National Information Services	1,196	113,584

Description	Shares/ Face Amount	Value
FLIR Systems	3,741	$200,331
Juniper Networks	6,852	168,491
Red Hat*	1,210	197,303
Take-Two Interactive Software*	1,110	110,678

		1,250,915

Materials — 5.6%
Reliance Steel & Aluminum	2,541	223,405
Royal Gold	2,785	247,308
Valvoline	11,721	237,702

		708,415

Real Estate — 5.1%
Apartment Investment & Management Cl A‡	6,718	272,751
Physicians Realty Trust‡	12,893	192,621
Regency Centers‡	3,226	189,850

		655,222

Utilities — 7.1%
Aqua America	6,989	245,663
FirstEnergy	6,867	236,225
Great Plains Energy	5,583	182,732
WEC Energy Group	3,680	236,550

		901,170

Total Common Stock (Cost $9,780,657)		11,732,715

CORPORATE OBLIGATION — 0.6%
Information Technology — 0.6%
Micron Technology 3.000%, 11/15/43	$50,000	79,153

Total Corporate Obligation (Cost $37,091)		79,153

CASH EQUIVALENT — 7.6%
Federated Government Obligations Fund, Cl I, 1.560%** (Cost $973,276)	973,276	973,276

Total Investments — 100.1% (Cost $10,791,024)		$12,785,144

Percentages are based on Net Assets of $12,777,297.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2018.
‡	Real Estate Investment Trust

Cl	– Class

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

The following is a list of the level of inputs used as of April 30, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,732,715	$—	$—	$11,732,715
Corporate Obligation	—	79,153	—	79,153
Cash Equivalent	973,276	—	—	973,276

Total Investments in Securities	$12,705,991	$79,153	$—	$12,785,144

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2100

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES —29.0%
Agency Mortgage-Backed Obligation — 14.8%
FHLMC
3.500%, 10/01/47	$24,323,868	$24,175,955
3.450%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.249%, 08/01/37	432,426	454,914
3.176%, VAR ICE LIBOR USD 6 Month+1.614%, 02/01/37	1,491,095	1,545,631
3.063%, VAR ICE LIBOR USD 12 Month+1.620%, 01/01/45	9,747,155	9,742,557
2.367%, VAR ICE LIBOR USD 12 Month+1.650%, 06/01/43	10,579,459	10,400,661
FHLMC REMIC, Ser 2010-3695, Cl DI, IO
4.500%, 05/15/30	1,112,232	116,374
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	11,544,000	11,966,305
FHLMC REMIC, Ser 2011-3834, Cl AI, IO
4.000%, 02/15/29	628,893	10,443
FHLMC REMIC, Ser 2011-3898, Cl FC
2.407%, VAR LIBOR USD 1 Month+0.510%, 11/15/36	2,673,729	2,703,421
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	2,200,408	409,963
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	9,034,408	9,137,026
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	9,553,182	725,298
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	6,628,963	379,376
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	15,384,938	1,112,674
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	5,197,253	408,845
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	16,020,460	1,229,979
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	24,854,160	3,083,014
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	9,712,915	701,160
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	23,157,637	4,060,777
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	15,977,564	1,532,023
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	2,824,239	392,577
FHLMC, Ser 2015-4492, Cl MA
4.000%, 07/15/43	4,671,724	4,825,241
FHLMC, Ser 2016-4572, Cl LG
2.500%, 08/15/45	3,904,606	3,759,789
FHLMC, Ser 2017-4655, Cl HA
3.500%, 01/15/42	16,032,727	16,147,393
FHLMC, Ser 2017-4662, Cl VC
3.500%, 08/15/35	5,000,000	4,888,087
FHLMC, Ser 2017-4671, Cl ME
3.000%, 02/15/43	12,726,000	12,080,857
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,707,000	4,593,769
FHLMC, Ser 2017-4679, Cl HA
4.000%, 06/15/44	8,071,510	8,260,027
FHLMC, Ser 2017-4747, Cl HP
3.500%, 02/15/45	2,950,747	2,969,292

Description	Face Amount	Value
FNMA
5.500%, 04/01/38 to 05/01/44	$10,390,327	$11,366,961
4.500%, 08/01/41	8,358,322	8,798,443
4.000%, 03/01/47	2,268,592	2,325,641
3.500%, 08/01/46	16,829,434	16,730,228
3.478%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.257%, 01/01/38	3,568,186	3,756,575
3.312%, VAR ICE LIBOR USD 12 Month+1.757%, 02/01/42	5,161,224	5,223,083
3.245%, VAR ICE LIBOR USD 12 Month+1.476%, 07/01/37	2,388,610	2,482,884
3.000%, 10/01/46 to 10/01/47	51,624,878	49,717,128
2.789%, VAR ICE LIBOR USD 12 Month+1.700%, 10/01/42	5,820,491	5,816,748
2.710%, 08/01/23	275,902	269,951
2.500%, 11/01/31 to 01/01/57	38,537,561	36,669,892
FNMA REMIC, Ser 2005-66, Cl FD
2.197%, VAR LIBOR USD 1 Month+0.300%, 07/25/35	1,094,021	1,096,284
FNMA REMIC, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	4,778,326	453,680
FNMA REMIC, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	21,307,947	4,651,631
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	1,927,315	421,103
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	2,906,906	653,934
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	4,841,065	1,034,884
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	3,957,475	922,292
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	6,058,591	1,293,260
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	10,591,165	1,057,169
FNMA, Ser 2010-155, Cl JC
4.000%, 12/25/39	25,000,000	25,790,903
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	5,000,000	4,882,584
FNMA, Ser 2011-4, Cl PI, IO
5.000%, 04/25/40	2,120,363	220,784
FNMA, Ser 2012-100, Cl I, IO
2.500%, 07/25/22	5,184,598	201,952
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	7,067,458	670,389
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	17,427,533	1,401,837
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	7,298,655	1,450,606
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	4,778,947
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	6,376,113	519,055
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	10,000,000	9,588,896
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	13,366,633	1,653,447
FNMA, Ser 2014-59, Cl CI, IO
3.000%, 08/25/40	4,739,997	612,243
FNMA, Ser 2017-4, Cl VD
3.500%, 06/25/37	10,000,000	9,950,261

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
FNMA, Ser 2017-53, Cl KA
3.500%, 12/25/43	$8,421,451	$8,408,676
GNMA
2.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 09/20/40	786,517	811,711
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	7,201,376	493,620
GNMA, Ser 2010-138, Cl PI, IO
4.000%, 08/20/38	763,723	47,978
GNMA, Ser 2012-10, Cl LD
3.000%, 07/20/40	2,908,493	2,909,623
GNMA, Ser 2012-65, Cl AI, IO
3.500%, 03/20/36	2,234,073	114,759
GNMA, Ser 2013-144, Cl UB
3.500%, 10/16/28	504,960	509,808
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	22,770,220	4,277,693
GNMA, Ser 2013-36, Cl GD
3.000%, 03/20/43	2,000,000	1,931,297
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	4,989,695	547,258
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	11,728,844	1,371,578
GNMA, Ser 2014-151, Cl HI, IO
3.500%, 07/20/39	12,707,287	857,719
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	6,320,216	837,535
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	17,352,811	1,552,651
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	16,912,885	1,366,510
GNMA, Ser 2016-H14, Cl FA
2.491%, VAR ICE LIBOR USD 1 Month+0.800%, 06/20/66	2,877,800	2,919,690

		387,235,209

Commercial Mortgage-Backed Obligation — 12.1%
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ
6.717%, 02/10/51 (A)	354,152	353,832
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B
6.717%, 02/10/51 (A)(B)	4,925,000	3,693,750
BANK, Ser 2017-BNK5, Cl A5
3.390%, 06/15/60	9,000,000	8,757,378
BANK, Ser 2018-BN10, Cl A5
3.688%, 02/15/61	15,000,000	14,947,912
BBCMS Trust, Ser 2015-STP, Cl D
4.427%, 09/10/28 (A)(B)	5,000,000	4,972,259
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	9,150,000	8,226,264
CD Commercial Mortgage Trust, Ser CD6, Cl ASB
3.332%, 11/13/50	10,000,000	9,856,460
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.198%, 06/10/48 (A)	5,000,000	4,736,823
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A4
3.465%, 09/15/50	5,000,000	4,879,275

Description	Face Amount	Value
Commercial Mortgage Trust, Ser 2012- CR2, Cl C
4.993%, 08/15/45 (A)	$1,000,000	$1,011,105
Commercial Mortgage Trust, Ser 2014- LC15, Cl D
5.109%, 04/10/47 (A)(B)	9,500,000	8,362,857
Commercial Mortgage Trust, Ser UBS6, Cl C
4.613%, 12/10/47 (A)	4,000,000	3,878,376
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.171%, 02/15/41 (A)(B)	5,000,000	483,396
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
2.146%, VAR LIBOR USD 1 Month+0.250%, 04/15/37	1,471,707	1,384,474
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/37	131,534	130,454
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl F
5.100%, 08/15/38 (A)	2,405,319	2,425,934
CSAIL Mortgage Trust, Ser 2018-CX11, Cl A5
4.033%, 04/15/51	10,000,000	10,166,970
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.884%, 11/10/46 (A)(B)	1,000,000	1,046,328
Deutsche Bank Commercial Mortgage Trust, Ser 2017-C6, Cl A5
3.328%, 06/10/50	5,000,000	4,829,220
Flagstar Mortgage Trust, Ser 2018-2, Cl A6
3.500%, 04/25/48 (A)	8,000,000	7,900,960
FREMF Mortgage Trust, Ser 2011-K15, Cl B
5.116%, 08/25/44 (A)(B)	4,000,000	4,194,675
FREMF Mortgage Trust, Ser 2012-K21, Cl C
4.071%, 07/25/45 (A)(B)	5,000,000	4,901,178
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.811%, 08/25/45 (A)(B)	4,500,000	4,396,936
FREMF Mortgage Trust, Ser 2012-K710, Cl C
3.942%, 06/25/47 (A)(B)	2,000,000	2,010,056
FREMF Mortgage Trust, Ser 2013-K26, Cl C
3.721%, 12/25/45 (A)(B)	5,000,000	4,832,348
FREMF Mortgage Trust, Ser 2015-K720, Cl B
3.505%, 07/25/22 (A)(B)	5,000,000	4,869,130
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.505%, 07/25/22 (A)(B)	8,000,000	7,612,954
FREMF Mortgage Trust, Ser 2015-K721, Cl C
3.681%, 11/25/47 (A)(B)	14,000,000	13,407,054
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.189%, 04/25/48 (A)(B)	5,000,000	4,821,140
FREMF Mortgage Trust, Ser 2016-K57, Cl C
4.053%, 08/25/49 (A)(B)	7,180,000	6,746,400
FREMF Mortgage Trust, Ser 2017-K67, Cl B
4.079%, 09/25/49 (A)(B)	2,000,000	1,971,503
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.933%, 12/25/49 (A)(B)	3,403,000	3,291,470

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
GS Mortgage Securities Trust, Ser 2017- G5, Cl AS
3.826%, 03/10/50 (A)	$3,500,000	$3,469,899
GS Mortgage Securities Trust, Ser 2017- GS6, Cl A3
3.433%, 05/10/50	10,000,000	9,785,830
GS Mortgage Securities Trust, Ser 2017- GS7, Cl A4
3.430%, 08/10/50	5,000,000	4,851,551
GS Mortgage Securities Trust, Ser GS9, Cl A4
3.992%, 03/10/51	10,000,000	10,144,690
Impact Funding, Ser 2001-AA, Cl B
5.030%, 07/25/33 (A)(B)	6,382	6,395
Impact Funding, Ser 2001-AA, Cl C
5.230%, 07/25/33 (A)(B)	293,310	295,656
Impact Funding, Ser 2001-AA, Cl D
5.690%, 07/25/33 (A)(B)	87,994	88,434
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.555%, 06/15/49 (A)	3,328,000	3,067,268
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS
5.337%, 05/15/47	3,000,000	3,017,718
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.168%, 02/15/51 (A)	8,455,937	8,287,005
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.999%, 02/15/51 (A)(B)(C)	111,787	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	1,706,949	1,711,494
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl E
5.582%, 02/15/40 (A)	4,000,000	4,036,240
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.443%, 07/15/40 (A)	1,000,000	1,020,000
LStar Commercial Mortgage Trust, Ser 2014-2, Cl D
5.224%, 01/20/41 (A)(B)	3,752,000	3,731,007
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (B)	3,000,000	2,797,702
Merrill Lynch Mortgage Trust, Ser 2007- C1, Cl AM
6.003%, 06/12/50 (A)	2,764,366	2,745,373
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.910%, 05/15/49 (A)	2,413,000	2,418,683
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	166,016	167,623
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
6.131%, 06/11/42 (A)	7,416,048	7,673,744
Morgan Stanley Capital I, Ser 2007-T27, Cl B
6.131%, 06/11/42 (A)(B)	500,000	535,329

Description	Face Amount	Value
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.600%, 09/15/47 (A)(B)	$2,000,000	$2,085,619
RAIT Trust, Ser 2015-FL5, Cl C
6.547%, VAR LIBOR USD 1 Month+4.650%, 01/15/31 (B)	4,000,000	4,003,348
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.729%, 05/10/45 (A)(B)	4,750,000	4,912,148
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl D
5.051%, 05/10/63 (A)(B)	80,000	75,918
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
5.051%, 05/10/63 (A)(B)	15,254,806	12,716,167
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
5.210%, 08/10/49 (A)(B)	3,000,000	3,061,500
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.634%, 12/10/45 (A)(B)	13,384,000	11,818,060
Velocity Commercial Capital Loan Trust, Ser 2011-1
5.561%, VAR LIBOR USD 1 Month+4.000%, 08/25/40 (B)	503,886	507,967
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ
5.413%, 12/15/43 (A)	2,582,251	2,597,062
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl C
5.483%, 12/15/43 (A)	5,000,000	5,031,829
Wells Fargo Commercial Mortgage Trust, Ser 2016-BNK1, Cl ASB
2.514%, 08/15/49	1,000,000	951,191
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.879%, 01/15/59 (A)	5,000,000	4,896,470
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(B)	2,000,000	1,551,634
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	4,972,831
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl ASB
2.788%, 07/15/48	2,000,000	1,934,113
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl ASB
2.825%, 10/15/49	3,000,000	2,887,059
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl A5
3.418%, 09/15/50	3,500,000	3,411,634
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/60	3,788,000	3,757,059
Wells Fargo Commercial Mortgage Trust, Ser C43, Cl A4
4.012%, 03/15/51 (A)	6,000,000	6,112,290
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
4.770%, 03/15/46 (A)	3,000,000	3,084,049

		315,318,460

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
Non-Agency Residential Mortgage-Backed Obligation — 2.1%
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, VAR ICE LIBOR USD 1 Month+2.250%, 02/25/37 (C)	$1,000,000	$—
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(B)	5,619,706	5,512,142
JPMorgan Mortgage Trust, Ser 2016-4, Cl A3
3.500%, 10/25/46 (A)(B)	2,029,439	1,992,022
JPMorgan Mortgage Trust, Ser 2017-1, Cl A3
3.500%, 01/25/47 (A)(B)	2,172,633	2,149,379
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.895%, 04/25/43 (A)(B)	211,407,891	9,085,360
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 03/25/47 (A)(B)	3,561,834	3,539,395
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/47 (A)(B)	7,098,521	7,080,221
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2
3.500%, 08/25/47 (A)(B)	2,550,363	2,556,540
Sequoia Mortgage Trust, Ser 2018-3, Cl A4
3.500%, 03/25/48 (A)(B)	4,440,246	4,398,051
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.827%, 06/20/44 (A)(B)	3,654,054	3,645,160
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (A)(B)	2,493,909	2,510,431
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (A)(B)	3,286,095	3,268,488
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (A)(B)	4,504,263	4,434,096
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (A)(B)	4,918,024	4,848,867

		55,020,152

Total Mortgage-Backed Securities (Cost $800,813,921)		757,573,821

U.S. TREASURY OBLIGATIONS — 22.7%
U.S. Treasury Bonds
2.500%, 02/15/46	10,000,000	8,889,062
2.250%, 08/15/46	10,000,000	8,408,984
U.S. Treasury Inflationary Protection Securities
1.125%, 01/15/21	5,691,150	5,785,710
1.000%, 02/15/46	5,254,200	5,371,548
0.125%, 04/15/20	1,063,240	1,054,319
U.S. Treasury Notes
2.750%, 02/28/25 to 02/15/28	40,000,000	39,507,032
2.500%, 05/15/24	25,000,000	24,496,094
2.375%, 08/15/24	50,000,000	48,560,547
2.250%, 11/15/24 to 02/15/27	120,000,000	115,045,313
2.125%, 11/30/24	25,000,000	23,860,351
2.000%, 04/30/24 to 11/15/26	160,000,000	150,832,032

Description	Face Amount	Value
1.914%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 04/30/19	$5,000,000	$5,005,873
1.625%, 02/15/26 to 05/15/26	30,000,000	27,225,390
1.500%, 08/15/26	30,000,000	26,848,828
1.375%, 01/15/20	25,000,000	24,551,758
1.000%, 11/30/18	75,000,000	74,519,531
U.S. Treasury STRIPS 3.109%, 02/15/46	2,000,000	839,802

Total U.S. Treasury Obligations (Cost $615,874,441)		590,802,174

COLLATERALIZED LOAN OBLIGATIONS — 16.0%
Collateralized Loan Obligation — 16.0%
Apidos CLO Funding RR Subsidiary, Ser 2018-12RR, Cl A
3.568%, VAR ICE LIBOR USD 3 Month+1.530%, 04/15/31 (B)	3,000,000	3,000,000
Apidos CLO XXVIII, Ser 2017-28A, Cl A2
3.090%, VAR ICE LIBOR USD 3 Month+1.400%, 01/20/31 (B)	15,000,000	14,899,755
Avery Point IV, Ser 2017-1A, Cl BR
3.960%, VAR ICE LIBOR USD 3 Month+1.600%, 04/25/26 (B)	7,500,000	7,513,500
Benefit Street Partners III, Ser 2017-IIIA, Cl A1R
3.609%, VAR ICE LIBOR USD 3 Month+1.250%, 07/20/29 (B)	15,000,000	15,083,100
Benefit Street Partners III, Ser 2017-IIIA, Cl CR
6.259%, VAR ICE LIBOR USD 3 Month+3.900%, 07/20/29 (B)	2,000,000	2,023,576
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
8.959%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (B)	5,000,000	5,048,220
Benefit Street Partners IV, Ser 2016-IVA, Cl A1R
3.849%, VAR ICE LIBOR USD 3 Month+1.490%, 01/20/29 (B)	10,000,000	10,048,550
Benefit Street Partners IV, Ser 2016-IVA, Cl DR
9.609%, VAR ICE LIBOR USD 3 Month+7.250%, 01/20/29 (B)	1,000,000	1,010,741
Benefit Street Partners VIII, Ser 2018-8A, Cl A1AR
3.459%, VAR ICE LIBOR USD 3 Month+1.100%, 01/20/31 (B)	5,450,000	5,452,442
Benefit Street Partners X, Ser 2016-10A, Cl A1
3.838%, VAR ICE LIBOR USD 3 Month+1.490%, 01/15/29 (B)	4,000,000	4,020,272
Burnham Park, Ser 2016-1A, Cl B
4.159%, VAR ICE LIBOR USD 3 Month+1.800%, 10/20/29 (B)	4,000,000	4,002,592
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
4.141%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (B)	4,500,000	4,491,000

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
CIFC Funding, Ser 2018-1A, Cl A
3.157%, VAR ICE LIBOR USD 3 Month+1.000%, 04/18/31 (B)	$10,000,000	$10,000,000
CIFC Funding, Ser 2018-1A, Cl C
3.907%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (B)	2,000,000	1,981,670
Emerson Park, Ser 2017-1A, Cl DR
5.748%, VAR ICE LIBOR USD 3 Month+3.400%, 07/15/25 (B)	4,500,000	4,498,852
FORT CRE, Ser 2016-1A, Cl A1
3.398%, VAR LIBOR USD 1 Month+1.500%, 05/21/36 (B)	4,000,000	4,017,820
Fortress Credit Opportunities IX, Ser 2017- 9A, Cl A1T
2.966%, VAR ICE LIBOR USD 3 Month+1.550%, 11/15/29 (B)	11,000,000	11,020,845
Galaxy XIV, Ser 2016-14A, Cl AR
3.209%, VAR ICE LIBOR USD 3 Month+1.370%, 11/15/26 (B)	6,500,000	6,498,284
Galaxy XXI, Ser 2015-21A, Cl AR
3.379%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31 (B)	5,000,000	5,002,260
GoldentTree Loan Management US, Ser 2017-1A, Cl A
3.579%, VAR ICE LIBOR USD 3 Month+1.220%, 04/20/29 (B)	17,000,000	17,093,381
Golub Capital Partners, Ser 2017-17A, Cl A1R
4.010%, VAR ICE LIBOR USD 3 Month+1.650%, 10/25/30 (B)	9,000,000	9,034,335
Golub Capital Partners, Ser 2017-19RA, Cl A1A
3.053%, VAR ICE LIBOR USD 3 Month+1.300%, 07/26/29 (B)	20,000,000	20,138,860
Golub Capital Partners, Ser 2017-21A, Cl AR
2.962%, VAR ICE LIBOR USD 3 Month+1.470%, 01/25/31 (B)	11,000,000	11,031,130
Golub Capital Partners, Ser 2017-21A, Cl CR
3.942%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (B)	2,000,000	1,993,446
Golub Capital Partners, Ser 2017-22A, Cl AR
3.539%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/31 (B)	9,000,000	9,015,147
Golub Capital Partners, Ser 2017-23A, Cl AR
3.559%, VAR ICE LIBOR USD 3 Month+1.200%, 01/20/31 (B)	20,000,000	20,040,420
Golub Capital Partners, Ser 2017-23A, Cl BR
3.909%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (B)	4,000,000	3,982,832
Golub Capital Partners, Ser 2017-24A, Cl AR
2.994%, VAR ICE LIBOR USD 3 Month+1.600%, 11/05/29 (B)	9,500,000	9,521,479
Golub Capital Partners, Ser 2017-24A, Cl DR
5.294%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (B)	3,000,000	3,020,046

Description	Face Amount	Value
Golub Capital Partners, Ser 2017-34A, Cl A1
3.637%, VAR ICE LIBOR USD 3 Month+1.850%, 03/08/29 (B)	$7,000,000	$7,038,528
Golub Capital Partners, Ser 2018-26A, Cl BR
3.907%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (B)	4,000,000	3,999,892
Golub Capital Partners, Ser 2018-36A, Cl A
3.389%, VAR ICE LIBOR USD 3 Month+1.300%, 02/05/31 (B)	11,000,000	11,004,785
LCM XXII, Ser 2016-22A, Cl A1
3.839%, VAR ICE LIBOR USD 3 Month+1.480%, 10/20/28 (B)	6,200,000	6,258,751
Madison Park Funding XII, Ser 2014-12A, Cl D
5.859%, VAR ICE LIBOR USD 3 Month+3.500%, 07/20/26 (B)	5,000,000	4,997,165
MCF CLO IV, Ser 2017-1A, Cl AR
3.909%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/29 (B)	10,000,000	10,014,310
MCF CLO IV, Ser 2017-1A, Cl CR
5.009%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (B)	3,000,000	3,011,130
NewStar Berkeley Fund, Ser 2016-1A, Cl A
4.460%, VAR ICE LIBOR USD 3 Month+2.100%, 10/25/28 (B)	5,000,000	5,026,035
NXT Capital, Ser 2015-1A, Cl E
8.662%, VAR ICE LIBOR USD 3 Month+6.300%, 04/21/27 (B)	14,000,000	13,307,994
NXT Capital, Ser 2017-1A, Cl A
4.059%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/29 (B)	9,000,000	9,034,299
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
3.489%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/26 (B)	20,000,000	20,008,160
Oak Hill Credit Partners X, Ser 2017-10A, Cl CR
4.479%, VAR ICE LIBOR USD 3 Month+2.120%, 07/20/26 (B)	5,100,000	5,098,286
Oaktree EIF II, Ser 2017-IIIA, Cl A2
3.803%, VAR ICE LIBOR USD 3 Month+1.450%, 07/17/29 (B)	7,250,000	7,319,368
Octagon Investment Partners XX, Ser 2017-1A, Cl BR
3.311%, VAR ICE LIBOR USD 3 Month+1.500%, 08/12/26 (B)	10,000,000	10,025,660
Octagon Investment Partners XXI, Ser 2014-1A, Cl C
5.483%, VAR ICE LIBOR USD 3 Month+3.650%, 11/14/26 (B)	9,000,000	8,980,488
OHA Credit Partners VII, Ser 2016-7A, Cl DR
6.085%, VAR ICE LIBOR USD 3 Month+4.200%, 11/20/27 (B)	6,500,000	6,557,044
OZLM Funding IV, Ser 2017-4A, Cl A2R
4.062%, VAR ICE LIBOR USD 3 Month+1.700%, 10/22/30 (B)	5,000,000	5,009,390
OZLM XVI, Ser 2017-16A, Cl A1
3.110%, VAR ICE LIBOR USD 3 Month+1.260%, 05/16/30 (B)	10,000,000	10,051,680

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
Parallel, Ser 2015-1A, Cl AR
3.209%, 07/20/27	$4,000,000	$4,000,844
Parallel, Ser 2017-1A, Cl A1
3.669%, VAR ICE LIBOR USD 3 Month+1.310%, 07/20/29 (B)	8,500,000	8,527,489
Race Point IX, Ser 2017-9A, Cl BR
4.498%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (B)	1,000,000	1,003,375
Sudbury Mill, Ser 2013-1A, Cl E
7.103%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (B)	1,500,000	1,466,321
TCI-Symphony, Ser 2016-1A, Cl D
6.142%, VAR ICE LIBOR USD 3 Month+3.800%, 10/13/29 (B)	6,250,000	6,281,013
Thayer Park, Ser 2017-1A, Cl B
4.709%, VAR ICE LIBOR USD 3 Month+2.350%, 04/20/29 (B)	9,500,000	9,526,486
Zais, Ser 2017-1A, Cl A2
3.848%, VAR ICE LIBOR USD 3 Month+1.500%, 07/15/29 (B)	10,000,000	10,066,280
Zais, Ser 2018-1A, Cl B
3.575%, VAR ICE LIBOR USD 3 Month+1.450%, 04/15/29 (B)	5,000,000	4,986,380

Total Collateralized Loan Obligations (Cost $414,494,501)		417,085,708

CORPORATE OBLIGATIONS — 14.3%
Consumer Discretionary — 2.3%
Amazon.com
2.800%, 08/22/24 (B)	2,000,000	1,924,911
Anheuser-Busch InBev Finance
3.650%, 02/01/26	15,000,000	14,665,488
Block Financial
4.125%, 10/01/20	5,000,000	5,063,999
Choice Hotels International
5.750%, 07/01/22	5,179,000	5,476,792
General Motors Financial
4.000%, 01/15/25	15,126,000	14,737,480
Jaguar Land Rover Automotive
4.500%, 10/01/27 (B)	3,000,000	2,700,000
L Brands
6.950%, 03/01/33	3,300,000	3,135,000
Lear
5.250%, 01/15/25	1,500,000	1,579,601
McDonald’s MTN
2.625%, 01/15/22	3,000,000	2,945,748
Mohawk Industries
3.850%, 02/01/23	5,975,000	6,044,290
Silversea Cruise Finance
7.250%, 02/01/25 (B)	250,000	264,450

		58,537,759

Consumer Staples — 0.0%
Alliance One International
9.875%, 07/15/21	250,000	236,875

Energy — 2.3%
Apache Finance Canada
7.750%, 12/15/29	4,138,000	5,200,950
Avison Young Canada
9.500%, 12/15/21 (B)	4,250,000	4,420,000

Description	Face Amount	Value
Commonwealth Bank of Australia NY MTN
2.550%, 03/15/21	$4,000,000	$3,927,809
Lukoil International Finance BV
4.563%, 04/24/23	3,000,000	2,973,090
Noble Holding International
6.050%, 03/01/41	11,362,000	7,896,590
4.625%, 03/01/21	5,250,000	5,131,875
Northern Oil and Gas
8.000%, 06/01/20	1,000,000	980,000
Petrobras Global Finance BV
8.750%, 05/23/26	1,000,000	1,171,250
Seadrill
6.125%, 09/15/17 (C)	300,000	45,000
6.125%, 09/15/17 (B)(C)	9,750,000	1,462,500
Transocean
6.500%, 11/15/20	19,277,000	19,903,695
Weatherford International
4.500%, 04/15/22	8,835,000	7,818,975

		60,931,734

Financials — 5.8%
Assured Guaranty US Holdings
5.000%, 07/01/24	7,272,000	7,545,819
Bank of Nova Scotia
3.125%, 04/20/21	3,000,000	2,988,660
Capital One Financial
4.200%, 10/29/25	500,000	488,441
3.800%, 01/31/28	10,000,000	9,492,314
Deutsche Bank
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.003%, 12/29/49	1,000,000	997,500
Enova International
9.750%, 06/01/21	10,032,000	10,633,920
Farmers Exchange Capital
7.050%, 07/15/28 (B)	6,075,000	7,208,188
First American Financial
4.300%, 02/01/23	1,000,000	1,003,759
Genworth Holdings
7.625%, 09/24/21	15,880,000	14,927,200
Navient MTN
5.500%, 01/25/23	14,000,000	13,785,800
4.221%, VAR CPI YOY+2.150%, 12/15/20	3,525,000	3,472,125
PNC Bank
3.250%, 01/22/28	8,000,000	7,624,128
Royal Bank of Canada MTN
6.350%, 08/29/19 (A)	3,000,000	3,052,500
Royal Bank of Scotland Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.800%, 12/29/49	4,000,000	4,201,000
Societe Generale
5.000%, 01/17/24 (B)	4,025,000	4,116,694
TMX Finance
8.500%, 09/15/18 (B)	55,613,000	52,954,699
Wachovia
6.605%, 10/01/25	5,650,000	6,417,575

		150,910,322

Health Care — 0.3%
Abbott Laboratories
3.250%, 04/15/23	5,200,000	5,106,991
CHS
8.000%, 11/15/19	2,000,000	1,820,000

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
CVS Health
4.300%, 03/25/28	$1,000,000	$989,141

		7,916,132

Industrials — 0.4%
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	6,879,953
Flowserve
4.000%, 11/15/23	1,000,000	993,203
Hertz
5.500%, 10/15/24 (B)	1,000,000	837,500
IDEX
4.200%, 12/15/21	100,000	101,207
Intelsat Jackson Holdings
8.000%, 02/15/24 (B)	1,000,000	1,056,250

		9,868,113

Information Technology — 1.7%
Apple
3.200%, 05/13/25	17,712,000	17,312,802
BMC Software Finance
8.125%, 07/15/21 (B)	250,000	249,375
DynCorp International
11.875% cash/1.500% PIK, 11/30/20 (D)	6,843,898	7,126,209
Harris
5.550%, 10/01/21	1,168,000	1,242,284
Keysight Technologies
4.550%, 10/30/24	1,000,000	1,018,565
Motorola Solutions
7.500%, 05/15/25	15,493,000	17,956,882

		44,906,117

Materials — 0.4%
Packaging Corp of America
4.500%, 11/01/23	8,817,000	9,068,673

Real Estate — 0.1%
CBL & Associates
5.250%, 12/01/23	2,000,000	1,672,933
4.600%, 10/15/24	2,000,000	1,590,370

		3,263,303

Telecommunication Services — 1.0%
Frontier Communications
7.125%, 03/15/19	22,180,000	22,069,100
Unison Ground Lease Funding
5.780%, 03/15/20 (B)	4,000,000	3,986,055

		26,055,155

Total Corporate Obligations (Cost $379,011,167)		371,694,183

ASSET-BACKED SECURITIES — 9.7%
Automotive — 6.4%
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl C
4.840%, 10/12/21 (B)	5,000,000	5,056,564
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (B)	3,250,000	3,425,299
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl C
4.260%, 08/12/22 (B)	3,250,000	3,275,809

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E
5.440%, 03/13/24 (B)	$1,000,000	$1,012,827
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C
2.720%, 06/10/22 (B)	3,575,000	3,559,960
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E
5.170%, 06/10/24 (B)	2,180,000	2,194,543
American Credit Acceptance Receivables Trust, Ser 2018-1, Cl D
3.930%, 04/10/24 (B)	4,200,000	4,188,044
CarFinance Capital Auto Trust, Ser 2014- 2A, Cl D
4.280%, 11/16/20 (B)	3,610,000	3,596,365
CarFinance Capital Auto Trust, Ser 2015- 1A, Cl D
4.660%, 06/15/21 (B)	3,370,000	3,352,558
CarMax Auto Owner Trust, Ser 2017-3, Cl D
3.460%, 10/16/23	3,000,000	2,975,142
Carnow Auto Receivables Trust, Ser 2017- 1A, Cl C
5.750%, 10/16/23 (B)	2,000,000	1,992,610
CPS Auto Receivables Trust, Ser 2013-D, Cl D
5.540%, 11/15/19 (B)	1,850,000	1,861,392
CPS Auto Receivables Trust, Ser 2014-C, Cl D
4.830%, 08/17/20 (B)	1,000,000	1,003,182
CPS Auto Receivables Trust, Ser 2014-D, Cl E
6.210%, 02/15/22 (B)	4,000,000	4,073,742
CPS Auto Receivables Trust, Ser 2015-C, Cl E
6.540%, 08/16/21 (B)	1,750,000	1,793,970
CPS Auto Receivables Trust, Ser 2016-A, Cl E
7.650%, 12/15/21 (B)	6,000,000	6,221,145
CPS Auto Receivables Trust, Ser 2016-A, Cl F
7.650%, 03/15/23 (B)	10,540,000	10,325,940
CPS Auto Receivables Trust, Ser 2016-B, Cl C
4.220%, 03/15/22 (B)	3,500,000	3,539,229
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (B)	6,500,000	6,838,073
CPS Auto Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (B)	8,000,000	8,321,250
Drive Auto Receivables Trust, Ser 2016- BA, Cl D
4.530%, 08/15/23 (B)	2,000,000	2,039,944
Drive Auto Receivables Trust, Ser 2018-1, Cl A2
2.230%, 04/15/20	5,000,000	4,988,540
DT Auto Owner Trust, Ser 2016-4A, Cl E
6.490%, 09/15/23 (B)	3,520,000	3,616,978
DT Auto Owner Trust, Ser 2017-2A, Cl A
1.720%, 05/15/20 (B)	778,702	777,461

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl D
4.930%, 12/15/20 (B)	$1,240,000	$1,256,662
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (B)	9,000,000	9,201,091
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (B)	5,000,000	5,249,943
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl C
5.520%, 10/15/21 (B)	3,000,000	3,075,577
Exeter Automobile Receivables Trust, Ser 2017-1A, Cl B
3.000%, 12/15/21 (B)	5,430,000	5,425,702
Flagship Credit Auto Trust, Ser 2014-1, Cl D
4.830%, 06/15/20 (B)	2,080,000	2,099,000
Flagship Credit Auto Trust, Ser 2015-1, Cl D
5.260%, 07/15/21 (B)	5,190,000	5,301,708
Flagship Credit Auto Trust, Ser 2015-1, Cl E
5.990%, 07/15/22 (B)	3,000,000	3,045,891
Flagship Credit Auto Trust, Ser 2015-3, Cl D
7.120%, 11/15/22 (B)	5,000,000	5,191,329
Flagship Credit Auto Trust, Ser 2016-1, Cl D
8.590%, 05/15/23 (B)	15,380,000	16,418,644
Flagship Credit Auto Trust, Ser 2016-3, Cl D
3.890%, 11/15/22 (B)	5,000,000	5,006,256
GO Financial Auto Securitization Trust, Ser 2015-2, Cl C
7.480%, 10/15/21 (B)	5,000,000	5,067,037
Honor Automobile Trust Securitization, Ser 2016-1A, Cl C
8.050%, 11/15/22 (B)	2,500,000	2,556,135
Westlake Automobile Receivables Trust, Ser 2016-1A, Cl E
6.520%, 06/15/22 (B)	5,000,000	5,119,032
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D
3.460%, 10/17/22 (B)	3,000,000	3,005,062

		167,049,636

Credit Cards — 0.2%
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
2.477%, VAR LIBOR USD 1 Month+0.580%, 07/15/27	4,500,000	4,529,646

Other Asset-Backed Securities — 2.4%
321 Henderson Receivables I, Ser 2010- 2A, Cl B
7.450%, 01/15/50 (B)	3,179,710	3,342,800
321 Henderson Receivables I, Ser 2012- 1A, Cl B
7.140%, 02/15/67 (B)	846,459	887,864
321 Henderson Receivables I, Ser 2012- 2A, Cl B
6.770%, 10/17/61 (B)	2,193,956	2,248,602

Description	Face Amount	Value
CFG Investments, Ser 2017-1, Cl A
7.870%, 11/15/26 (B)	$13,000,000	$13,478,634
Nations Equipment Finance Funding III, Ser 2016-1A, Cl C
5.000%, 01/20/25 (B)	7,860,000	7,857,807
OneMain Financial Issuance Trust, Ser 2014-2A, Cl C
4.330%, 09/18/24 (B)	2,080,000	2,085,887
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (B)	2,979,167	2,963,392
SCF Equipment Trust, Ser 2016-1A, Cl C
6.000%, 08/20/27 (B)	6,000,000	5,975,484
Springleaf Funding Trust, Ser 2015-AA, Cl C
5.040%, 11/15/24 (B)	6,000,000	5,988,005
TAL Advantage V, Ser 2014-3A, Cl B
4.150%, 11/21/39 (B)	4,838,750	4,583,940
Tidewater Sales Finance Master Trust, Ser 2017-AA, Cl A
4.550%, 04/15/21 (B)	6,000,000	5,996,134
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	2,998,563	3,162,850
Triton Container Finance V, Ser 2018-1A, Cl A
3.950%, 03/20/43 (B)	2,975,000	2,963,204

		61,534,603

Student Loan — 0.7%
Brazos Student Finance, Ser 2009-1, Cl B
4.786%, VAR ICE LIBOR USD 3 Month+2.500%, 12/27/39	5,000,000	4,679,375
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
3.372%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (B)	10,000,000	9,865,895
SLM Student Loan Trust, Ser 2012-7, Cl B
3.697%, VAR ICE LIBOR USD 1 Month+1.800%, 09/25/43	5,000,000	4,999,993

		19,545,263

Total Asset-Backed Securities (Cost $247,227,184)		252,659,148

MUNICIPAL BONDS — 2.3%
Albuquerque, New Mexico, RB
3.000%, 07/01/23	500,000	492,020
Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB
5.220%, 05/01/20	2,425,000	2,412,196
California State, Build America Bonds, GO
Callable 03/01/20 @ 100 7.950%, 03/01/36	3,000,000	3,255,570
Dallas County Schools, Taxable Public Property Finance, GO
3.450%, 06/01/22	1,570,000	1,422,169
3.200%, 06/01/21	1,580,000	1,468,958
Dallas County, Schools Tax, GO
4.000%, 06/01/19	1,500,000	1,482,375
3.000%, 06/01/19	940,000	916,312
Dallas County, Schools Tax, RB
Callable 05/21/18 @ 100 3.000%, 06/01/18	825,000	789,673

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
Government Development Bank for Puerto Rico, Ser Senior A, RB
4.375%, 02/01/19 (C)(E)	$5,400,000	$2,058,750
Government Development Bank for Puerto Rico, Ser Senior B, RB
4.704%, 05/01/16 (C)(E)	11,190,000	4,266,187
Hidalgo County, Build America Bonds, GO, AGC
Callable 08/15/19 @ 100 6.006%, 08/15/29	500,000	516,400
Illinois State, Build America Bonds, GO
7.350%, 07/01/35	3,000,000	3,244,860
Maricopa County, Unified School District No. 69, School Improvement Project, GO
Callable 07/01/21 @ 100 6.000%, 07/01/26	1,000,000	1,093,300
Mission, Economic Development, RB
Callable 12/01/20 @ 300 10.875%, 12/01/28 (E)	3,315,000	33,150
9.750%, 12/01/25 (E)	3,045,000	989,625
8.550%, 12/01/21 (E)	2,125,000	1,749,704
North Texas, Tollway Authority, Build America Bonds, RB
Callable 02/01/20 @ 100 8.910%, 02/01/30	16,540,000	18,117,751
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB
Callable 05/15/20 @ 100 8.000%, 05/15/29	5,000,000	5,260,850
San Juan, Higher Education Finance Authority, RB
Callable 08/15/20 @ 100 8.250%, 08/15/29	4,400,000	4,541,328
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB
Callable 08/15/20 @ 100 8.750%, 08/15/27	1,300,000	1,352,754
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	1,900,000	2,147,779
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,473,190

Total Municipal Bonds (Cost $74,358,576)		61,084,901

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FFCB
3.060%, 04/19/27	4,500,000	4,360,383
FHLB
2.050%, 12/06/21	1,350,000	1,310,096
FHLMC, Ser 2018-4773, Cl DM
4.000%, 09/15/42	5,000,000	5,098,558
FHLMC
2.500%, 12/27/18 (F)	4,000,000	3,944,596
2.220%, 05/16/22	6,000,000	5,807,562
1.125%, 08/12/21	1,000,000	950,636

Description	Face Amount/ Shares	Value
FNMA
2.250%, 10/30/24	$10,000,000	$9,509,470

Total U.S. Government Agency Obligations (Cost $31,820,509)		30,981,301

SOVEREIGN DEBT — 0.3%
Kenya Government International Bond
7.250%, 02/28/28 (B)	1,000,000	1,032,176
Kreditanstalt fuer Wiederaufbau
1.500%, 04/20/20	5,000,000	4,885,279
Mexico Government International Bond
3.625%, 03/15/22	1,000,000	1,005,820
Turkey Government International Bond
4.250%, 04/14/26	1,000,000	903,332
Ukraine Government International Bond
7.750%, 09/01/19	1,000,000	1,033,500

Total Sovereign Debt (Cost $8,875,693)		8,860,107

CASH EQUIVALENT — 0.0%
Federated Government Obligations Fund, Cl I, 1.560%* (Cost $430,860)	430,860	430,860

REPURCHASE AGREEMENTS (G) — 3.8%
KGS-Alpha Capital Markets** 2.460%, dated 02/26/18, to be repurchased on 05/29/18, repurchase price $5,031,433 (collateralized by various FMAC/GNMA obligations, par value $7,670 - $5,339,919, 2.500% - 3.000%, 10/01/31 - 01/20/48, with total market value of $5,199,930)	$5,000,000	5,000,000
KGS-Alpha Capital Markets** 2.390%, dated 04/09/18, to be repurchased on 05/09/18, repurchase price $5,009,958 (collateralized by various FMAC/FNMA/GNMA obligations, par value $7,776 - $5,339,918, 2.500% - 3.000%, 09/01/32 - 01/20/48, with total market value of $5,199,930)	5,000,000	5,000,000
KGS-Alpha Capital Markets** 2.380%, dated 04/02/18, to be repurchased on 05/02/18, repurchase price $10,019,833 (collateralized by various FMAC/FNMA/GNMA obligations, par value $5,585 - $85,424,465, 2.500% - 3.500%, 01/01/32 - 04/25/44, with total market value of $10,399,951)	10,000,000	10,000,000

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
KGS-Alpha Capital Markets** 1.820%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $60,003,033 (collateralized by various FMAC/FNMA/GNMA obligations, par value $2 - $50,606,842, 1.626% - 4.224%, 07/25/18 - 10/20/67, with total market value of $63,188,361)	$60,000,000	$60,000,000
KGS-Alpha Capital Markets** 2.390%, dated 04/16/18, to be repurchased 05/16/18, repurchase price $10,019,917 (collateralized by various FMAC/FNMA/GNMA obligations, par value $4 - $131,497,796, 2.147% - 3.650%, 01/25/28 - 04/25/42, with total market value of $10,400,000)	10,000,000	10,000,000
KGS-Alpha Capital Markets** 2.390%, dated 04/26/18, to be repurchased on 05/25/18, repurchase price $10,019,253 (collateralized by various FMAC/FNMA/GNMA obligations, par value $2,160 - $15,924,313, 0.771% - 6.000%, 12/25/34 - 02/20/68, with total market value of $10,871,081)	10,000,000	10,000,000

Total Repurchase Agreements (Cost $100,000,000)		100,000,000

Total Investments — 99.3% (Cost $2,672,906,852)		$2,591,172,203

Percentages are based on Net Assets of $2,609,211,513.

*	Rate shown is the 7-day effective yield as of April 30, 2018.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2018 was $910,604,585 and represents 34.9% of Net Assets.
(C)	Security in default on interest payments.
(D)	Distributions are paid-in-kind.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Step Bonds-The rate reflected on the Schedule of Investments is the effective yield on April 30, 2018. The coupon on a step bond changes on a specific date.
(G)	Tri-Party Repurchase Agreement.

AGC – Assured Guaranty Corporation

Cl – Class

CLO – Collateralized Loan Obligation

CPI YOY – Consumer Price Index Year-over-Year

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FMAC – Freddie Mac

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

IO – Interest Only - face amount represents notional amount

LIBOR – London Interbank Offered Rates

MTN – Medium Term Note

PIK – Payment-in-Kind

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

USD – United States Dollar

VAR – Variable Rate Security

The following is a list of the level of inputs used as of April 30, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$757,573,821	$—	$757,573,821
U.S. Treasury Obligations	590,802,174	—	—	590,802,174
Collateralized Loan Obligations	—	417,085,708	—	417,085,708
Corporate Obligations	—	371,694,183	—	371,694,183
Asset-Backed Securities	—	252,659,148	—	252,659,148
Municipal Bonds	—	51,987,485	9,097,416	61,084,901
U.S. Government Agency Obligations	—	30,981,301	—	30,981,301
Sovereign Debt	—	8,860,107	—	8,860,107
Cash Equivalent	430,860	—	—	430,860
Repurchase Agreements	—	100,000,000	—	100,000,000

Total Investments in Securities	$591,233,034	$1,990,841,753	$9,097,416	$2,591,172,203

(1)	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

Amounts designated “ — ” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2100

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 33.3%
Collateralized Loan Obligation — 33.3%
BCC Funding XIII, Ser 2016-1, Cl E
6.000%, 11/20/22 (A)	$1,500,000	$1,537,802
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
8.959%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (A)	2,500,000	2,524,110
Benefit Street Partners IV, Ser 2016-IVA, Cl DR
9.609%, VAR ICE LIBOR USD 3 Month+7.250%, 01/20/29 (A)	2,000,000	2,021,482
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
4.141%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (A)	1,250,000	1,247,500
CFG Investments, Ser 2017-1, Cl A
7.870%, 11/15/26 (A)	2,000,000	2,073,636
Chenango Park CLO, Ser 2018-1A, Cl B
3.937%, VAR ICE LIBOR USD 3 Month+1.850%, 04/15/30 (A)	1,000,000	1,000,000
CIFC Funding, Ser 2018-1A, Cl C
3.907%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (A)	500,000	495,417
Fortress Credit Opportunities IX CLO, Ser 2017-9A, Cl C
4.066%, VAR ICE LIBOR USD 3 Month+2.650%, 11/15/29 (A)	1,400,000	1,397,998
Galaxy XIV, Ser 2016-14A, Cl ER
9.739%, VAR ICE LIBOR USD 3 Month+7.900%, 11/15/26 (A)	2,500,000	2,493,892
Golub Capital Partners, Ser 2017-17A, Cl BR
5.260%, VAR ICE LIBOR USD 3 Month+2.900%, 10/25/30 (A)	1,500,000	1,505,790
Golub Capital Partners, Ser 2017-19RA, Cl B
4.303%, VAR ICE LIBOR USD 3 Month+2.550%, 07/26/29 (A)	2,000,000	2,006,856
Golub Capital Partners, Ser 2017-21A, Cl CR
3.942%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (A)	3,000,000	2,990,169
Golub Capital Partners, Ser 2017-22A, Cl CR
4.209%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/31 (A)	1,500,000	1,471,139
Golub Capital Partners, Ser 2017-23A, Cl BR
3.909%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (A)	1,000,000	995,708
Golub Capital Partners, Ser 2017-23A, Cl CR
4.159%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/31 (A)	2,000,000	1,975,100
Golub Capital Partners, Ser 2017-24A, Cl DR
5.294%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (A)	2,000,000	2,013,364

Description	Face Amount	Value
Golub Capital Partners, Ser 2018-26A, Cl BR
3.907%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (A)	$1,000,000	$999,973
Golub Capital Partners, Ser 2018-36A, Cl C
4.189%, VAR ICE LIBOR USD 3 Month+2.100%, 02/05/31 (A)	1,500,000	1,482,117
Jay Park, Ser 2016-1A, Cl D
9.359%, VAR ICE LIBOR USD 3 Month+7.000%, 10/20/27 (A)	1,000,000	1,006,979
LCM XXII, Ser 2016-22A, Cl D
9.009%, VAR ICE LIBOR USD 3 Month+6.650%, 10/20/28 (A)	1,800,000	1,809,614
Madison Park Funding XII, Ser 2014-12A, Cl D
5.859%, VAR ICE LIBOR USD 3 Month+3.500%, 07/20/26 (A)	3,000,000	2,998,299
MCF CLO IV, Ser 2017-1A, Cl CR
5.009%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (A)	1,000,000	1,003,710
Northwoods Capital XV, Ser 2017-15A, Cl C
4.852%, VAR ICE LIBOR USD 3 Month+2.650%, 06/20/29 (A)	1,000,000	1,006,901
NXT Capital, Ser 2015-1A, Cl E
8.662%, VAR ICE LIBOR USD 3 Month+6.300%, 04/21/27 (A)	1,500,000	1,425,857
NXT Capital, Ser 2017-1A, Cl C
5.459%, VAR ICE LIBOR USD 3 Month+3.100%, 04/20/29 (A)	1,000,000	1,006,016
Oaktree, Ser 2014-2A, Cl D
7.609%, VAR ICE LIBOR USD 3 Month+5.250%, 10/20/26 (A)	3,000,000	2,989,338
Octagon Investment Partners XXI, Ser 2014-1A, Cl D
8.433%, VAR ICE LIBOR USD 3 Month+6.600%, 11/14/26 (A)	1,500,000	1,495,773
OZLM Funding IV, Ser 2017-4A, Cl BR
4.562%, VAR ICE LIBOR USD 3 Month+2.200%, 10/22/30 (A)	2,000,000	2,008,942
OZLM XVI, Ser 2017-16A, Cl B
4.400%, VAR ICE LIBOR USD 3 Month+2.550%, 05/16/30 (A)	1,000,000	1,006,186
Parallel, Ser 2017-1A, Cl C
4.809%, VAR ICE LIBOR USD 3 Month+2.450%, 07/20/29 (A)	1,000,000	1,006,996
Race Point IX CLO, Ser 2017-9A, Cl DR
9.248%, VAR ICE LIBOR USD 3 Month+6.900%, 10/15/30 (A)	2,000,000	2,012,874
Race Point IX, Ser 2017-9A, Cl BR
4.498%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (A)	3,000,000	3,010,125
Springleaf Funding Trust, Ser 2015-AA, Cl C
5.040%, 11/15/24 (A)	1,000,000	998,001
Springleaf Funding Trust, Ser 2015-AA, Cl D
6.310%, 11/15/24 (A)	2,620,000	2,629,589
Sudbury Mill, Ser 2013-1A, Cl E
7.103%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (A)	4,700,000	4,594,471

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
TCI-Symphony CLO, Ser 2016-1A, Cl E
9.042%, VAR ICE LIBOR USD 3 Month+6.700%, 10/13/29 (A)	$3,000,000	$3,015,552
Thayer Park, Ser 2017-1A, Cl D
8.459%, VAR ICE LIBOR USD 3 Month+6.100%, 04/20/29 (A)	1,000,000	1,003,540
Voya, Ser 2013-3A, Cl D
6.855%, VAR ICE LIBOR USD 3 Month+4.500%, 01/18/26 (A)	2,000,000	1,993,692
Zais CLO 6, Ser 2017-1A, Cl C
5.148%, VAR ICE LIBOR USD 3 Month+2.800%, 07/15/29 (A)	1,000,000	1,003,158

		69,257,666

Total Collateralized Loan Obligations (Cost $67,629,908)		69,257,666

CORPORATE OBLIGATIONS — 26.2%
Consumer Discretionary — 6.3%
Advance Auto Parts
4.500%, 12/01/23	1,000,000	1,023,931
Expedia
3.800%, 02/15/28	2,000,000	1,824,283
Fresenius Medical Care US Finance II
4.750%, 10/15/24 (A)	400,000	414,832
GameStop
5.500%, 10/01/19 (A)	460,000	460,000
Guanay Finance
6.000%, 12/15/20 (A)	293,412	298,547
INVISTA Finance
4.250%, 10/15/19 (A)	3,260,000	3,264,075
Jaguar Land Rover Automotive
4.500%, 10/01/27 (A)	2,000,000	1,800,000
L Brands
6.950%, 03/01/33	1,367,000	1,298,650
Neiman Marcus Group
8.000%, 10/15/21 (A)	450,000	303,750
Under Armour
3.250%, 06/15/26	2,000,000	1,777,066
Valeant Pharmaceuticals International
5.375%, 03/15/20 (A)	750,000	755,625

		13,220,759

Energy — 3.2%
Avison Young Canada
9.500%, 12/15/21 (A)	1,250,000	1,300,000
Halliburton
7.450%, 09/15/39	572,000	776,526
Kinder Morgan Energy Partners
7.400%, 03/15/31	1,000,000	1,179,804
Lloyds Banking Group
4.500%, 11/04/24	500,000	500,241
Murphy Oil
5.750%, 08/15/25	1,000,000	997,500
ONEOK
7.500%, 09/01/23	1,704,000	1,974,234

		6,728,305

Financials — 4.8%
Barclays
4.375%, 09/11/24	1,500,000	1,463,821
Credit Acceptance
6.125%, 02/15/21	1,100,000	1,105,500

Description	Face Amount	Value
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5
Year Curr+6.283%, 09/19/33 (A)	$1,000,000	$1,017,270
Credit Suisse Group
4.282%, 01/09/28 (A)	500,000	492,440
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25	1,000,000	968,278
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Year Curr+2.248%, 05/24/28	500,000	476,777
HSBC Holdings
6.500%, 09/15/37	1,500,000	1,840,703
Jefferies Finance
7.375%, 04/01/20 (A)	1,000,000	1,008,750
UBS
5.125%, 05/15/24	1,500,000	1,528,677

		9,902,216

Health Care — 0.7%
Express Scripts Holding
3.400%, 03/01/27	1,500,000	1,380,262

Industrials — 2.0%
Great Lakes Dredge & Dock
8.000%, 05/15/22	500,000	510,000
Masco
7.750%, 08/01/29	770,000	945,292
Zachry Holdings
7.500%, 02/01/20 (A)	2,655,000	2,661,637

		4,116,929

Information Technology — 3.1%
DynCorp International cash/1.500% PIK
11.875% cash, 11/30/20 (B)	1,401,056	1,458,850
Keysight Technologies
4.600%, 04/06/27	1,000,000	1,009,548
Micron Technology
5.500%, 02/01/25	657,000	683,280
Motorola Solutions
7.500%, 05/15/25	2,080,000	2,410,786
VeriSign
4.750%, 07/15/27	1,000,000	958,750

		6,521,214

Materials — 3.9%
Chemours
6.625%, 05/15/23	1,000,000	1,051,250
5.375%, 05/15/27	1,000,000	990,000
Georgia-Pacific
7.750%, 11/15/29	2,221,000	2,976,388
NOVA Chemicals
4.875%, 06/01/24 (A)	1,000,000	967,500
Vale Overseas
6.250%, 08/10/26	1,000,000	1,102,900
WestRock
3.375%, 09/15/27 (A)	1,000,000	940,378

		8,028,416

Telecommunication Services — 2.2%
AT&T
4.300%, 02/15/30 (A)	2,639,000	2,554,501

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
Frontier Communications
7.125%, 03/15/19	$2,000,000	$1,990,000

		4,544,501

Total Corporate Obligations (Cost $54,743,360)		54,442,602

ASSET-BACKED SECURITIES — 24.0%
Automotive — 17.0%
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (A)	1,500,000	1,580,908
American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E
5.440%, 03/13/24 (A)	2,000,000	2,025,653
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C
2.720%, 06/10/22 (A)	1,000,000	995,793
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E
5.170%, 06/10/24 (A)	2,500,000	2,516,678
CarFinance Capital Auto Trust, Ser 2015- 1A, Cl E
5.490%, 01/18/22 (A)	2,250,000	2,249,392
Carnow Auto Receivables Trust, Ser 2017- 1A, Cl C
5.750%, 10/16/23 (A)	2,000,000	1,992,610
CLI Funding, Ser 2018-1A, Cl B
4.930%, 04/18/43 (A)	1,000,000	998,297
CPS Auto Receivables Trust, Ser 2014-C, Cl E
5.910%, 11/15/21 (A)	1,500,000	1,489,343
CPS Auto Receivables Trust, Ser 2015-A, Cl E
6.190%, 05/16/22 (A)	1,100,000	1,085,659
CPS Auto Receivables Trust, Ser 2015-C, Cl F
7.510%, 11/15/22 (A)	1,500,000	1,524,985
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (A)	1,500,000	1,578,017
CPS Auto Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (A)	1,155,000	1,201,381
DT Auto Owner Trust, Ser 2016-2A, Cl D
5.430%, 11/15/22 (A)	1,500,000	1,538,127
DT Auto Owner Trust, Ser 2017-2A, Cl E
6.030%, 01/15/24 (A)	1,500,000	1,530,505
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (A)	930,000	950,779
Exeter Automobile Receivables Trust, Ser 2015-2A, Cl D
5.790%, 05/16/22 (A)	1,500,000	1,538,054
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (A)	1,500,000	1,574,983
First Investors Auto Owner Trust, Ser 2016-2A, Cl E
5.750%, 09/15/23 (A)	1,250,000	1,235,830
Flagship Credit Auto Trust, Ser 2014-1, Cl E
5.710%, 08/16/21 (A)	1,750,000	1,769,232

Description	Face Amount	Value
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/23 (A)	$900,000	$968,619
Honor Automobile Trust Securitization, Ser 2016-1A, Cl C
8.050%, 11/15/22 (A)	1,000,000	1,022,454
JFIN, Ser 2013-1A, Cl D
7.109%, VAR ICE LIBOR USD 3 Month+4.750%, 01/20/25 (A)	1,000,000	997,732
Skopos Auto Receivables Trust, Ser 2015- 1A, Cl B
5.430%, 12/15/23 (A)	701,605	703,499
United Auto Credit Securitization Trust, Ser 2016-2, Cl E
5.500%, 01/10/23 (A)	2,265,000	2,293,853

		35,362,383

Credit Cards — 4.1%
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
2.177%, VAR LIBOR USD 1 Month+0.280%, 05/26/20	8,418,000	8,419,684

Other Asset-Backed Securities — 2.9%
Kabbage Asset Securitization, Ser 2017-1, Cl B
5.794%, 03/15/22 (A)	1,250,000	1,278,957
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 09/20/42 (A)	500,000	500,897
Nations Equipment Finance Funding III, Ser 2016-1A, Cl C
5.000%, 01/20/25 (A)	1,500,000	1,499,582
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	496,528	493,899
SCF Equipment Trust, Ser 2016-1A, Cl C
6.000%, 08/20/27 (A)	1,000,000	995,914
Vantage Data Centers Issuer, Ser 2018-1A, Cl A2
4.072%, 02/16/43 (A)	998,333	1,000,400
Westgate Resorts, Ser 2014-1A, Cl C
5.500%, 12/20/26 (A)	335,395	338,365

		6,108,014

Total Asset-Backed Securities (Cost $49,046,499)		49,890,081

MORTGAGE-BACKED SECURITIES — 4.6%
Commercial Mortgage-Backed Obligation — 4.6%
A10 Securitization, Ser 2013-1, Cl D
7.070%, 03/15/35 (A)	1,500,000	1,468,927
Commercial Mortgage Trust, Ser UBS6, Cl C
4.613%, 12/10/47 (C)	1,000,000	969,594
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.171%, 02/15/41 (A),(C)	699,000	67,579
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.189%, 04/25/48 (A),(C)	1,000,000	964,228
FREMF Mortgage Trust, Ser 2016-K722, Cl B
3.966%, 07/25/49 (A),(C)	1,500,000	1,500,715

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount/ Shares	Value
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.933%, 12/25/49 (A),(C)	$2,000,000	$1,934,452
FREMF Mortgage Trust, Ser 2017-K71, Cl B
3.882%, 11/25/50 (A),(C)	1,250,000	1,193,133
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E
6.550%, 04/15/35 (A),(C)	2,865,969	1,146,387
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (C)	301,226	302,028

Total Mortgage-Backed Securities (Cost $11,698,668)		9,547,043

COMMON STOCK — 0.1%
Erickson*(D)	3,761	157,962

Total Common Stock (Cost $1,829,567)		157,962

CASH EQUIVALENT — 0.4%
Federated Government Obligations Fund, Cl I, 1.560%** (Cost $746,807)	746,807	746,807

REPURCHASE AGREEMENT(E) — 12.0%
KGS Alpha Capital Markets*** 1.870%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $25,001,299 (collateralized by various FMAC/FNMA/GNMA obligations,par value $10 - $50,420,454, 0.287% - 6.500%, 04/18/25 - 01/20/68, with total market value of $27,115,192)	$25,000,000	25,000,000

Total Repurchase Agreement (Cost $25,000,000)		25,000,000

Total Investments — 100.6% (Cost $210,694,809)		$209,042,161

Percentages are based on Net Assets of $207,817,690.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2018.
***	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2018 was $137,242,788 and represents 66.0% of Net Assets.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Distributions are paid-in-kind.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Tri-Party Repurchase Agreement.

Cl — Class

CLO — Collateralized Loan Obligation

FNMA — Federal National Mortgage Association

FMAC — Freddie Mac

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PIK — Payment-in-Kind

Ser — Series

USD — United States Dollar

VAR —Variable

The following is a list of the level of inputs used as of April 30, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$—	$69,257,666	$—	$69,257,666
Corporate Obligations	—	54,442,602	—	54,442,602
Asset-Backed Securities	—	49,890,081	—	49,890,081
Mortgage-Backed Securities	—	9,547,043	—	9,547,043
Common Stock	—	—	157,962	157,962
Cash Equivalent	746,807	—	—	746,807
Repurchase Agreement	—	25,000,000	—	25,000,000

Total Investments in Securities	$746,807	$208,137,392	$157,962	$209,042,161

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2100

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 38.5%
Automotive — 26.8%
Ally Auto Receivables Trust, Ser 2018-1, Cl A3
2.350%, 06/15/22	$1,500,000	$1,487,029
American Credit Acceptance Receivables Trust, Ser 2016-4, Cl C
2.910%, 02/13/23 (A)	6,625,000	6,606,880
American Credit Acceptance Receivables Trust, Ser 2017-2, Cl C
2.860%, 06/12/23 (A)	1,000,000	992,483
American Express Credit Account Master Trust, Ser 2013-1, Cl B
2.597%, VAR LIBOR USD 1 Month+0.700%, 02/16/21	2,500,000	2,502,614
California Republic Auto Receivables Trust, Ser 2016-1, Cl C
4.560%, 12/15/22	1,000,000	1,002,532
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
2.407%, VAR LIBOR USD 1 Month+0.510%, 09/16/24	2,500,000	2,518,943
Capital One Multi-Asset Execution Trust,
Ser 2017-A2, Cl A2
2.307%, VAR LIBOR USD 1
Month+0.410%, 01/15/25	5,000,000	5,018,762
CarMax Auto Owner Trust, Ser 2015-3, Cl C
2.680%, 06/15/21	1,000,000	996,609
Chase Issuance Trust, Ser 2017-A1, Cl A
2.197%, VAR LIBOR USD 1 Month+0.300%, 01/18/22	4,000,000	4,008,270
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
2.518%, VAR LIBOR USD 1 Month+0.620%, 04/22/26	7,000,000	7,087,017
CPS Auto Receivables Trust, Ser 2015-C, Cl D
4.630%, 08/16/21 (A)	4,000,000	4,057,604
Discover Card Execution Note Trust, Ser 2017-A7, Cl A7
2.257%, VAR LIBOR USD 1 Month+0.360%, 04/15/25	5,000,000	5,012,854
Drive Auto Receivables Trust, Ser 2015- DA, Cl D
4.590%, 01/17/23 (A)	1,500,000	1,527,847
DT Auto Owner Trust, Ser 2016-1A, Cl D
4.660%, 12/15/22 (A)	2,000,000	2,026,944
Evergreen Credit Card Trust, Ser 2016-3, Cl A
2.397%, VAR LIBOR USD 1 Month+0.500%, 11/16/20 (A)	2,250,000	2,254,725
Flagship Credit Auto Trust, Ser 2015-2, Cl A
1.980%, 10/15/20 (A)	640,951	639,915
Flagship Credit Auto Trust, Ser 2016-4, Cl C
2.710%, 11/15/22 (A)	99,000	97,896
GM Financial Automobile Leasing Trust, Ser 2018-1, Cl A4
2.680%, 12/20/21	2,000,000	1,984,618

Description	Face Amount	Value
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl B
2.570%, 07/17/23	$1,240,000	$1,217,075
GM Financial Consumer Automobile, Ser 2017-1A, Cl A3
1.780%, 10/18/21 (A)	1,500,000	1,479,755
Golden Credit Card Trust, Ser 2014-2A, Cl A
2.347%, VAR LIBOR USD 1 Month+0.450%, 03/15/21 (A)	3,000,000	3,006,479
Hertz Fleet Lease Funding, Ser 2015-1, Cl D
3.797%, VAR ICE LIBOR USD 1 Month+1.900%, 07/10/29 (A)	4,000,000	4,002,699
Hertz Fleet Lease Funding, Ser 2015-1, Cl E
4.197%, VAR ICE LIBOR USD 1 Month+2.300%, 07/10/29 (A)	2,500,000	2,499,633
Hertz Fleet Lease Funding, Ser 2016-1, Cl C
4.397%, VAR ICE LIBOR USD 1 Month+2.500%, 04/10/30 (A)	2,000,000	2,026,977
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2
3.220%, 02/15/23 (A)	1,500,000	1,494,080
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A4
1.540%, 10/17/22	1,000,000	975,596
Nissan Auto Receivables Owner Trust, Ser 2017-C, Cl A3
2.120%, 04/18/22	3,500,000	3,449,605
Toyota Auto Receivables Owner Trust, Ser 2017-B, Cl A4
2.050%, 09/15/22	1,000,000	983,653
United Auto Credit Securitization Trust, Ser 2016-1, Cl D
4.680%, 07/15/20 (A)	1,350,804	1,352,600
Volvo Financial Equipment, Ser 2018-1A, Cl A4
2.760%, 10/17/22 (A)	4,500,000	4,457,658
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D
3.460%, 10/17/22 (A)	2,000,000	2,003,374
World Omni Auto Receivables Trust, Ser 2018-B, Cl B
3.170%, 01/15/25	1,520,000	1,511,439

		80,284,165

Credit Cards — 4.0%
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
2.477%, VAR LIBOR USD 1
Month+0.580%, 07/15/27	5,000,000	5,032,940
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
2.177%, VAR LIBOR USD 1 Month+0.280%, 05/26/20	3,000,000	3,000,600
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
2.618%, VAR LIBOR USD 1 Month+0.720%, 05/26/21 (A)	4,000,000	4,001,942

		12,035,482

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
Health Care — 1.1%
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl B
3.560%, 10/12/21 (A)	$307,967	$308,161
Colony American Homes, Ser 2015-1A, Cl C
3.847%, VAR LIBOR USD 1 Month+1.950%, 07/17/32 (A)	3,000,000	3,009,086

		3,317,247

Other Asset-Backed Securities — 2.4%
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	664,574	673,357
SCF Equipment Leasing, Ser 2017-1A, Cl A
3.770%, 01/20/23 (A)	1,065,064	1,058,232
Sofi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/26 (A)	2,000,000	1,980,706
TAL Advantage V, Ser 2013-1A, Cl B
3.960%, 02/22/38 (A)	1,933,333	1,902,562
Triton Container Finance V, Ser 2018-1A, Cl A
3.950%, 03/20/43 (A)	495,833	493,867
Westgate Resorts, Ser 2017-1A, Cl B
4.050%, 12/20/30 (A)	1,137,115	1,126,103

		7,234,827

Student Loan — 4.2%
AccessLex Institute, Ser 2002-A, Cl A2
2.630%, 09/25/37 (B)	1,050,000	1,034,452
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
3.372%, VAR ICE LIBOR USD 1 Month+1.500%, 08/26/52 (A)	3,000,000	2,876,385
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
3.372%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (A)	4,000,000	3,946,358
Nelnet Student Loan Trust, Ser 2015-3A, Cl B
3.397%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/54 (A)	3,000,000	2,753,875
SLM Student Loan Trust, Ser 2013-2, Cl B
3.397%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/43	2,000,000	1,881,777

		12,492,847

Total Asset-Backed Securities (Cost $114,461,162)		115,364,568

U.S. TREASURY OBLIGATIONS — 35.7%
U.S. Treasury Notes
2.250%, 02/29/20	940,000	936,255
1.625%, 07/31/20	10,000,000	9,800,391
1.500%, 11/30/19 to 05/31/20	28,000,000	27,565,859
1.375%, 02/15/20	20,000,000	19,615,625
1.250%, 05/31/19	20,385,000	20,153,280
1.125%, 06/30/21 to 07/31/21	25,000,000	23,828,515
U.S. Treasury Bill
2.052%, 02/28/19 (C)(D)	5,000,000	4,910,678

Total U.S. Treasury Obligations (Cost $109,144,152)		106,810,603

Description	Face Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.0%
FFCB
1.950%, 03/14/22	$3,000,000	$2,889,855
1.875%, 08/16/21	5,000,000	4,845,890
FHLB
2.050%, 12/06/21	2,000,000	1,940,884
FHLMC
2.500%, 12/27/18 (E)	10,000,000	9,861,490
2.125%, 01/26/22	500,000	486,411
2.020%, 09/29/22	5,000,000	4,818,715
Tennessee Valley Authority
3.875%, 02/15/21	5,000,000	5,156,260

Total U.S. Government Agency Obligations (Cost $30,742,171)		29,999,505

CORPORATE OBLIGATIONS — 5.1%
Consumer Discretionary — 0.3%
Volkswagen Group of America Finance
2.125%, 05/23/19 (A)	1,000,000	992,875

Energy — 1.0%
BP AMI Leasing
5.523%, 05/08/19 (A)	3,000,000	3,080,209

Financials — 1.8%
Bank of America MTN
4.071%, VAR CPI YOY+2.000%, 01/14/21	1,000,000	1,014,000
JPMorgan Chase MTN
3.212%, VAR CPI YOY+1.000%, 08/17/22	1,250,000	1,205,875
Morgan Stanley MTN
4.071%, VAR CPI YOY+2.000%, 12/15/19	1,000,000	1,020,000
Royal Bank of Canada MTN
2.750%, 02/01/22	2,000,000	1,959,612

		5,199,487

Information Technology — 0.7%
Microsoft
1.850%, 02/06/20	2,000,000	1,973,608

Real Estate — 0.3%
American Tower
3.400%, 02/15/19 ‡	1,000,000	1,004,148

Sovereign — 1.0%
Kreditanstalt fuer Wiederaufbau
2.375%, 12/29/22	3,000,000	2,924,806

Total Corporate Obligations (Cost $15,185,388)		15,175,133

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 3.6%
Agency Mortgage-Backed Obligation — 0.3%
FHLMC
3.176%, VAR ICE LIBOR USD 6 Month+1.614%, 02/01/37	$965,652	$1,000,971

Commercial Mortgage-Backed Obligation — 3.3%
FHLMC REMIC, Ser 2010-3747, Cl UF
2.377%, VAR LIBOR USD 1 Month+0.480%, 10/15/40	2,944,825	2,968,538
FNMA REMIC, Ser 2011-84, Cl F
2.247%, VAR LIBOR USD 1 Month+0.350%, 01/25/40	1,918,604	1,927,370
FREMF Mortgage Trust, Ser KF02, Cl B
4.883%, VAR LIBOR USD 1 Month+3.000%, 12/25/45 (A)	173,329	173,470
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	467,851	472,615
GNMA REMIC, Ser 2011-125, Cl BG
2.250%, 12/20/30	766,298	751,767
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	404,609	405,216
GNMA, Ser 2010-80, Cl F
2.297%, VAR LIBOR USD 1 Month+0.400%, 04/20/40	344,478	345,971
GNMA, Ser 2011-50, Cl DK
2.500%, 02/20/40	1,069,788	1,059,636
RAIT Trust, Ser FL6, Cl A
3.346%, VAR LIBOR USD 1 Month+1.450%, 11/13/31 (A)	32,698	32,764
Velocity Commercial Capital Loan Trust, Ser 2014-1, Cl A
3.897%, VAR LIBOR USD 1 Month+2.000%, 09/25/44 (A)	4,031	4,034
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl D
4.468%, VAR LIBOR USD 1 Month+2.571%, 11/15/29 (A)	1,606,854	1,613,725

		9,755,106

Total Mortgage-Backed Securities (Cost $10,728,972)		10,756,077

COLLATERALIZED LOAN OBLIGATIONS — 1.2%
Collateralized Loan Obligation — 1.2%
OSCAR US Funding Trust VI, Ser 2017-1A, Cl A3
2.820%, 06/10/21 (A)	700,000	693,402
OSCAR US Funding Trust VII, Ser 2017-2A, Cl A3
2.450%, 12/10/21 (A)	1,250,000	1,228,970
Oscar US Funding Trust, Ser 2014-1A, Cl A4
2.550%, 12/15/21 (A)	1,759,040	1,756,618

		3,678,990

Total Collateralized Loan Obligations (Cost $3,708,515)		3,678,990

Description	Shares/Face Amount	Value
CASH EQUIVALENT — 0.2%
Federated Government Obligations Fund, Cl I, 1.560%** (Cost $437,360)	437,360	$437,360

REPURCHASE AGREEMENTS(F) — 5.3%
KGS-Alpha Capital Markets^ 2.390%, dated 04/09/18, to be repurchased on 05/09/18, repurchase price $2,003,983 (collateralized by various FMAC/GNMA obligations, par value $2,504 - $2,091,813, 2.500% - 3.500%, 09/01/32 - 03/20/48, with total market value of $2,079,977)	$2,000,000	2,000,000
KGS-Alpha Capital Markets^ 1.820%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $14,000,708 (collateralized by various FMAC/FNMA/GNMA obligations,par value $10 - $69,725,759, 1.970% - 3.650%, 12/25/23 - 02/20/68, with total market value of $15,084,925)	14,000,000	14,000,000

Total Repurchase Agreements (Cost $16,000,000)		16,000,000

Total Investments — 99.6% (Cost $300,407,720)		$298,222,236

Percentages are based on Net Assets of $299,314,274.

**	Rate shown is the 7-day effective yield as of April 30, 2018.
^	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2018 was $74,234,249 and represents 24.8% of Net Assets.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	At amortized cost.
(D)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2018. The coupon on a step bond changes on a specific date.
(F)	Tri-Party Repurchase Agreement.

Cl – Class

CPI – Consumer Price Index Year-Over-Year

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

FMAC – Freddie Mac

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MTN – Medium Term Note

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

VAR – Variable

USD – United States Dollar

The following is a list of the level of inputs used as of April 30, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$119,043,558	$—	$119,043,558
U.S. Treasury Obligations	106,810,603	—	—	106,810,603
U.S. Government Agency Obligations	—	29,999,505	—	29,999,505
Corporate Obligations	—	15,175,133	—	15,175,133
Mortgage-Backed Securities	—	10,756,077	—	10,756,077
Cash Equivalent	437,360	—	—	437,360
Repurchase Agreements	—	16,000,000	—	16,000,000

Total Investments in Securities	$107,247,963	$190,974,273	$—	$298,222,236

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2100

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
MUNICIPAL BONDS — 94.7%
Alabama — 1.3%
Alabama State, Ser B, GO
3.000%, 11/01/21	$2,000,000	$2,063,120

Arizona — 1.4%
Maricopa County, Unified School District No. 41 Gilbert, GO
4.000%, 07/01/19	1,150,000	1,178,187
Pima County, Street and Highway Revenue Authority, RB
3.000%, 07/01/19	1,190,000	1,206,362

		2,384,549

California — 2.2%
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25	1,835,000	1,840,138
California State, School Finance Authority, RB
Callable 02/01/24 @ 100 5.350%, 08/01/24	595,000	618,181
Golden State, Tobacco Securitization, Ser A, RB
4.000%, 06/01/21	1,000,000	1,053,620

		3,511,939

Colorado — 2.8%
Boulder Valley, School District No. Re-2, Ser B, GO
4.000%, 12/01/18	2,000,000	2,027,020
El Paso County, School District No. 49 Falcon, Ser A, RB
5.000%, 12/15/24	525,000	595,686
5.000%, 12/15/25	460,000	529,331
El Paso County, School District No. 49 Falcon, Ser B, RB
5.000%, 12/15/23	250,000	281,175
5.000%, 12/15/24	300,000	341,367
5.000%, 12/15/26	500,000	581,625

		4,356,204

Connecticut — 1.4%
Connecticut State, Ser B, GO
Callable 06/15/25 @ 100 5.000%, 06/15/29	2,000,000	2,196,780

District of Columbia — 0.8%
District of Columbia, RB
4.000%, 10/01/20	305,000	308,907
4.000%, 10/01/22	895,000	906,277

		1,215,184

Florida — 1.3%
Florida State, Department of Education, Ser A, RB
Callable 07/01/20 @ 101 4.375%, 07/01/30	2,000,000	2,106,540

Idaho — 0.3%
Idaho State, Housing & Finance Association, RB
4.000%, 07/01/26	500,000	512,240

Description	Face Amount	Value
Illinois — 6.6%
Chicago, O’Hare International Airport, Ser B, RB
Pre-Refunded @ 100 5.500%, 01/01/21(A)	$1,030,000	$1,119,672
Illinois State, GO
5.000%, 07/01/19	500,000	511,450
Illinois State, GO, AGM
Callable 05/31/18 @ 100 5.000%, 04/01/19	1,000,000	1,002,160
Illinois State, Ser A, GO
5.000%, 12/01/19	3,400,000	3,502,544
Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM
4.000%, 01/30/25	760,000	810,373
Railsplitter, Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,410,000	2,552,576
Southern Illinois University, Ser A, RB, NATL
5.250%, 04/01/21	1,000,000	1,065,470

		10,564,245

Iowa — 0.6%
Hardin County, GO
2.500%, 06/01/19	925,000	930,707

Kansas — 1.8%
Geary County, GO
5.000%, 09/01/24	1,240,000	1,386,518
5.000%, 09/01/25	1,300,000	1,469,897

		2,856,415

Louisiana — 1.4%
Louisiana State, Ser D, GO
Callable 09/01/26 @ 100 5.000%, 09/01/29	2,000,000	2,307,180

Massachusetts — 0.6%
Fall River, GO
2.000%, 12/01/24	1,015,000	962,717

Michigan — 1.3%
Taylor, Brownfield Redevelopment Authority, RB, NATL
Callable 05/01/24 @ 100 4.000%, 05/01/28	1,175,000	1,190,016
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
3.000%, 05/01/19	1,025,000	1,033,651

		2,223,667

Minnesota — 0.4%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
Callable 07/01/22 @ 100 2.600%, 09/01/42	745,634	713,758

Missouri — 1.1%
Saint Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	1,575,000	1,722,546

New Hampshire — 0.7%
Grafton County, GO
3.000%, 07/01/22	1,140,000	1,171,031

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
New Mexico — 1.3%
New Mexico State, Severance Tax Permanent Fund, Ser B, RB
4.000%, 07/01/23	$2,000,000	$2,164,600

New York — 3.0%
Dunkirk City, School District, RB, AGM
4.000%, 06/15/21	550,000	580,871
4.000%, 06/15/22	835,000	891,488
New York City, Ser D, GO
Callable 02/01/23 @ 100 5.000%, 08/01/27	2,400,000	2,668,056
Niagara County, Tobacco Asset Securitization, RB
5.000%, 05/15/20	350,000	371,207
5.000%, 05/15/21	300,000	324,996

		4,836,618

Ohio — 0.6%
Ohio State, Ser A, GO
3.000%, 02/01/19	1,000,000	1,009,600

Oklahoma — 1.8%
Oklahoma State, Housing Finance Agency, RB, GNMA
Callable 03/01/23 @ 100 3.750%, 03/01/44	648,687	656,011
University of Oklahoma, Ser C, RB
Callable 07/01/25 @ 100 5.000%, 07/01/35	2,000,000	2,239,640

		2,895,651

Puerto Rico — 1.0%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB
2.229%, 07/01/25(B)(C)	2,000,000	787,500
Commonwealth of Puerto Rico, Ser A, GO
5.500%, 07/01/18(C)	1,825,000	814,406

		1,601,906

Rhode Island — 2.1%
Providence, Ser A, GO
5.000%, 07/15/18	1,500,000	1,510,050
Rhode Island State, Ser A, GO
Callable 05/01/27 @ 100 3.000%, 05/01/33	2,000,000	1,890,820

		3,400,870

South Carolina — 2.2%
Hilton Head Island, Ser C, GO
Callable 03/01/26 @ 100 2.250%, 03/01/33	530,000	448,057
2.125%, 03/01/32	520,000	443,482
2.000%, 03/01/30	495,000	429,724
2.000%, 03/01/31	5,000	4,275
South Carolina State, Ser F, GO
Callable 06/01/26 @ 100 2.000%, 06/01/27	2,380,000	2,217,589

		3,543,127

Tennessee — 2.4%
Memphis, Ser A, GO
2.000%, 04/01/19	2,000,000	2,005,400
Memphis-Shelby County, Sports Authority, Ser A, RB
Callable 11/01/19 @ 100 5.000%, 11/01/22	1,800,000	1,878,444

		3,883,844

Description	Face Amount	Value
Texas — 48.4%
Alamo, Community College District, Ser A, RB
3.000%, 11/01/19	$2,000,000 $	2,034,700
Andrews County, Hospital District, GO
2.750%, 03/15/20	1,250,000	1,264,800
Andrews County, Hospital District, GO, AGM
2.500%, 03/15/19	1,215,000	1,221,136
Bexar County, GO
Callable 06/15/26 @ 100 3.000%, 06/15/41	2,000,000	1,721,100
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
5.125%, 04/01/20	685,000	718,777
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/24	750,000	844,012
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21(D)	410,000	427,208
Clifton, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/24	1,185,000	1,346,693
Clifton, Higher Education Finance, RB, PSF-GTD
Callable 08/15/24 @ 100 5.000%, 08/15/25	700,000	790,755
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	1,710,000	1,706,460
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	519,469
4.000%, 08/15/22	525,000	559,445
4.000%, 08/15/23	500,000	535,625
College Station, GO
Callable 05/31/18 @ 100 4.000%, 02/15/19	1,000,000	1,001,850
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	1,000,000	1,118,110
Dallas County, Community College District, GO
5.000%, 02/15/19	2,000,000	2,050,640
Dallas/Fort Worth, International Airport, Ser B, RB
5.000%, 11/01/19	1,000,000	1,045,550
Dallas/Fort Worth, International Airport, Ser F, RB
Callable 11/01/23 @ 100 5.250%, 11/01/30	2,000,000	2,261,100
Denton City, GO
Callable 02/15/26 @ 100 3.000%, 02/15/29	1,845,000	1,853,893
3.000%, 02/15/30	1,855,000	1,836,747
Denton County, GO
4.000%, 07/15/25	1,000,000	1,095,520
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,126,490
Downtown Redevelopment Authority, TA, BAM
Callable 09/01/25 @ 100 5.000%, 09/01/29	1,000,000	1,127,190
El Paso City, GO Pre-Refunded @ 100
5.500%, 08/15/19(A)	1,000,000	1,045,760

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Face Amount	Value
El Paso County, Hospital District, GO
5.000%, 08/15/25	$3,070,000	$3,432,813
Georgetown, Utility System Revenue, RB
Callable 08/15/26 @ 100 4.000%, 08/15/29	1,000,000	1,076,650
Grand Prairie, Independent School District, Ser B, GO
Callable 08/15/26 @ 100 3.000%, 02/15/29	2,000,000	1,985,360
Greenville, Electric Utility System, RB
Callable 02/15/19 @ 100 5.000%, 02/15/20	1,000,000	1,024,520
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
Callable 10/01/19 @ 100 5.500%, 10/01/39	1,000,000	1,047,390
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/22	1,005,000	1,064,335
Houston, Independent School District, GO, PSF-GTD
Callable 02/15/27 @ 100 5.000%, 02/15/28	1,000,000	1,180,510
Irving, Hotel Occupancy Project, GO Pre-Refunded @ 100
5.000%, 02/15/19(A)	1,000,000	1,025,240
Kaufman County, GO, AGM
3.000%, 02/15/22	1,000,000	1,015,760
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25	750,000	749,865
La Vernia, Higher Education Finance, Ser A, RB
Callable 08/15/24 @ 100 5.250%, 08/15/35	3,435,000	3,521,528
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100 5.250%, 11/01/40	2,500,000	2,667,950
Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/22	1,000,000	1,103,920
New Hope, Cultural Education Facilities, RB
5.000%, 04/01/21	355,000	379,165
4.000%, 04/01/19	200,000	203,602
4.000%, 04/01/20	210,000	216,964
North Harris County, Regional Water Authority, RB
3.000%, 12/15/20	1,000,000	1,022,290
North Texas, Tollway Authority, Ser 2005-C, RB Pre-Refunded @ 100
5.250%, 01/01/19(A)	1,015,000	1,037,371
Olmos Park, Higher Education Facilities, RB
2.000%, 12/01/18	3,000,000	3,001,020
Polk County, GO, AGM
3.000%, 08/15/19	1,000,000	1,015,300
Round Rock, Independent School District, School Building Project, GO
Callable 08/01/18 @ 100 5.000%, 08/01/28	1,000,000	1,007,620
San Antonio, Education Facilities, RB
Callable 06/01/23 @ 100 5.000%, 06/01/25	1,200,000	1,346,544

Description	Face Amount	Value
San Antonio, GO
5.000%, 02/01/22	$1,000,000	$1,102,810
San Antonio, Public Facilities, RB
Callable 09/15/22 @ 100 5.000%, 09/15/26	2,000,000	2,204,820
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,137,000
Texas State, College Student Loan, GO
Callable 08/01/20 @ 100 5.000%, 08/01/21	1,000,000	1,066,710
4.625%, 08/01/30	1,200,000	1,234,668
Texas State, Highway Improvement, GO
5.000%, 04/01/22	2,500,000	2,764,050
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,549,728
5.375%, 05/01/20	1,365,000	1,431,189
5.250%, 05/01/19	1,300,000	1,332,006
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB
Callable 08/15/20 @ 100 5.800%, 08/15/40	1,100,000	1,150,611
Texas State, Public Finance Authority, RB, BAM
5.000%, 11/01/21	1,400,000	1,524,348
Texas State, University System, Ser A, RB
5.000%, 03/15/21	1,000,000	1,080,320
Texas State, Water Financial Assistance, Ser B, GO
Callable 08/01/18 @ 100 5.000%, 08/01/26	2,010,000	2,025,457

		78,982,464

Utah — 0.6%
Utah State, GO
5.000%, 07/01/19	1,000,000	1,037,140

Virginia — 4.0%
Fairfax County, Sewer Authority, RB Pre-Refunded @ 100
4.000%, 07/15/19(A)	1,500,000	1,538,700
Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3, RB
2.150%, 04/01/21	3,000,000	2,993,250
Virginia Commonwealth, Transportation Board, RB
4.000%, 03/15/19	2,000,000	2,039,160

		6,571,110

Wisconsin — 1.3%
Green Bay City, Ser A, GO
Callable 04/01/26 @ 100 3.125%, 04/01/35	500,000	479,300
Oshkosh City, Ser H, GO
Callable 08/01/24 @ 100 2.375%, 08/01/30	585,000	528,828
Wisconsin State, Ser B, GO Pre-Refunded @ 100
4.500%, 05/01/21(A)	1,000,000	1,068,460

		2,076,588

Total Municipal Bonds (Cost $156,114,209)		153,802,340

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2018 (Unaudited)

Description	Shares	Value
CASH EQUIVALENT — 4.2%
Federated Government Obligations Fund, Cl I, 1.560%* (Cost $6,892,321)	6,892,321	$6,892,321

Total Investments — 98.9% (Cost $163,006,530)		$160,694,661

Percentages are based on Net Assets of $162,440,567.

*	Rate shown is the 7-day effective yield as of April 30, 2018.
(A)	Pre-Refunded Securities - The maturity date shown is the pre- refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(C)	Security in default on interest payments.
(D)	Security is escrowed to maturity.

AGM – Assured Guaranty Municipal

AMT – Alternative Minimum Tax (subject to)

BAM – Build America Mutual

Cl – Class

GNMA – Government National Mortgage Association

GO – General Obligation

NATL – National Public Finance Guaranty Corporation

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

SAN – State Aid Note

Ser – Series

TA – Tax Allocation

The following is a list of the level of inputs used as of April 30, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$153,802,340	$—	$153,802,340
Cash Equivalent	6,892,321	—	—	6,892,321

Total Investments in Securities	$6,892,321	$153,802,340	$—	$160,694,661

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2100

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 26, 2018